Summary of Revenue and Expenses by Nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses by nature
Third-party services	R$ (6,030,542)	R$ (5,924,556)	R$ (6,221,058)
Depreciation and amortization	(6,873,945)	(5,811,123)	(5,109,292)
Rentals and Insurance	(2,575,862)	(4,200,212)	(4,162,659)
Personnel	(2,528,823)	(2,594,464)	(2,791,331)
Network maintenance service	(1,014,432)	(1,104,015)	(1,251,511)
Interconnection	(487,413)	(658,068)	(778,083)
Provision for contingencies	(216,438)	(202,268)	(469,440)
Expected credit losses	(489,396)	(697,324)	(691,807)
Advertising and marketing	(497,278)	(382,091)	(413,580)
Handset and other costs	(170,860)	(196,347)	(223,335)
Impairment gain (loss)	(2,111,022)	(291,758)	4,747,141
Taxes and other expenses	(110,568)	(249,688)	(542,832)
Other operating income (expenses), net	(6,974)	(5,016,358)	(8,242,895)
Expenses, by nature	(23,113,553)	(27,328,272)	(26,150,682)
Operating expenses by function
Cost of sales and/or services	(15,314,814)	(16,179,100)	(15,668,653)
Selling expenses	(3,547,684)	(3,853,002)	(4,102,556)
General and administrative expenses	(2,782,300)	(2,738,718)	(3,136,808)
Other operating income	4,527,710	2,204,134	1,985,101
Other operating expenses	(5,996,465)	(6,761,586)	(5,227,766)
Total operating expenses by function	R$ (23,113,553)	R$ (27,328,272)	R$ (26,150,682)